Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Goodwill	$ 64,268,000	$ 64,268,000
Impairment loss	$ 0	$ 0